Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Pension plans, postretirement and other employee benefits [Line items]
Net actuarial loss	¥ 62,837
Net prior service cost	(11,798)
Total	¥ 51,039